UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $4,594,814 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLISON TRANSMISSION HLDGS I   COM              01973R101    98336  5600000 SH       SOLE                  5600000        0        0
AMAZON COM INC                 COM              023135106   100474   440000 SH       SOLE                   440000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108   365275  4586000 SH       SOLE                  4586000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107   118033  7986000 SH       SOLE                  7986000        0        0
AUTOZONE INC                   COM              053332102   110151   300000 SH       SOLE                   300000        0        0
BAIDU INC                      SPON ADR REP A   056752108    44267   385000 SH       SOLE                   385000        0        0
BROWN FORMAN CORP              CL B             115637209    53268   550000 SH       SOLE                   550000        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    46824   800000 SH       SOLE                   800000        0        0
CATERPILLAR INC DEL            CALL             149123901    38210   450000 SH  CALL SOLE                   450000        0        0
COCA COLA CO                   CALL             191216900    39095   500000 SH  CALL SOLE                   500000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   219038  7811639 SH       SOLE                  7811639        0        0
CONSTELLATION BRANDS INC       CL A             21036P108     6765   250000 SH       SOLE                   250000        0        0
DOLLAR GEN CORP NEW            COM              256677105   240366  4419300 SH       SOLE                  4419300        0        0
DOMINOS PIZZA INC              COM              25754A201   167679  5424747 SH       SOLE                  5424747        0        0
EBAY INC                       COM              278642103   168040  4000000 SH       SOLE                  4000000        0        0
EQUINIX INC                    COM NEW          29444U502    38643   220000 SH       SOLE                   220000        0        0
GOOGLE INC                     CL A             38259P508   307437   530000 SH       SOLE                   530000        0        0
GOOGLE INC                     PUT              38259P958   185622   320000 SH  PUT  SOLE                   320000        0        0
ISHARES TR                     PUT              464287952   626000  5000000 SH  PUT  SOLE                  5000000        0        0
LIQUIDITY SERVICES INC         COM              53635B107    16378   320000 SH       SOLE                   320000        0        0
LULULEMON ATHLETICA INC        COM              550021109    78712  1320000 SH       SOLE                  1320000        0        0
MSC INDL DIRECT INC            CL A             553530106    38301   584300 SH       SOLE                   584300        0        0
NEWS CORP                      CL A             65248E104    69099  3100000 SH       SOLE                  3100000        0        0
PANDORA MEDIA INC              COM              698354107     5435   500000 SH       SOLE                   500000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104   297319 11550862 SH       SOLE                 11550862        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   281190 10500000 SH       SOLE                 10500000        0        0
SIRIUS XM RADIO INC            COM              82967N108    92500 50000000 SH       SOLE                 50000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    94666   610000 SH       SOLE                   610000        0        0
SPDR GOLD TRUST                PUT              78463V957    92338   595000 SH  PUT  SOLE                   595000        0        0
SPDR INDEX SHS FDS             CALL             78463X908   100485  2890000 SH  CALL SOLE                  2890000        0        0
SPDR SERIES TRUST              CALL             78464A904   180225  3050000 SH  CALL SOLE                  3050000        0        0
STARBUCKS CORP                 COM              855244109    77047  1445000 SH       SOLE                  1445000        0        0
TIFFANY & CO NEW               COM              886547108    63540  1200000 SH       SOLE                  1200000        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303    21477   230000 SH       SOLE                   230000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    45161  3547600 SH       SOLE                  3547600        0        0
WYNN RESORTS LTD               COM              983134107    67418   650000 SH       SOLE                   650000        0        0